AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2026
	Shares	Value
Common Stocks - 95.2%
Communication Services - 3.4%
Nihon Falcom Corp. (Japan)	53,925	$924,966
Paradox Interactive AB (Sweden)	32,742	448,380
Rightmove PLC (United Kingdom)	50,586	304,810

Total Communication Services		1,678,156
Consumer Discretionary - 14.4%
Cairn Homes PLC (Ireland)	295,193	833,755
Games Workshop Group PLC (United Kingdom)	2,678	644,153
Garrett Motion, Inc. (United States)	43,467	884,988
Gift Holdings, Inc. (Japan)	46,174	1,243,455
Max Stock, Ltd. (Israel)	69,481	611,238
MIPS AB (Sweden)	7,351	206,393
Niterra Co., Ltd. (Japan)	19,200	968,200
Samsonite Group, S.A. (Luxembourg)[1]	207,300	510,038
Vistry Group PLC (United Kingdom)*	40,303	377,713
Yossix Holdings Co., Ltd. (Japan)	32,304	753,181

Total Consumer Discretionary		7,033,114
Consumer Staples - 5.8%
Becle SAB de CV (Mexico)	376,809	382,673
Grupo Herdez SAB de CV (Mexico)	145,971	728,499
Hilton Food Group PLC (United Kingdom)	40,740	290,438
Kusuri no Aoki Holdings Co., Ltd. (Japan)[2]	18,425	478,539
Sarantis, S.A. (Greece)	56,782	982,250

Total Consumer Staples		2,862,399
Financials - 12.9%
BFF Bank S.p.A. (Italy)*,1	50,585	225,214
Bolsa Mexicana de Valores SAB de CV (Mexico)	278,337	612,852
Coface, S.A. (France)	30,531	564,749
FRP Advisory Group PLC (United Kingdom)*,2	294,520	482,246
Integral Corp. (Japan)	25,600	536,347
Omni Bridgeway, Ltd. (Australia)*	421,837	475,818
Phoenix Financial, Ltd. (Israel)	22,646	1,157,849
Tel Aviv Stock Exchange, Ltd. (Israel)	34,660	1,690,515
Wise PLC, Class A (United Kingdom)*	47,904	555,057

Total Financials		6,300,647
Health Care - 5.7%
GVS S.p.A. (Italy)*,2	70,870	334,136
Haw Par Corp., Ltd. (Singapore)	62,300	821,118
Kusurinomadoguchi, Inc. (Japan)	32,500	559,838
Riverstone Holdings, Ltd. (Singapore)	735,700	447,348
Siegfried Holding AG (Switzerland)	5,595	622,179

Total Health Care		2,784,619
	Shares	Value
Industrials - 28.4%
ADENTRA, Inc. (Canada)	26,824	$741,566
Ashtead Technology Holdings PLC (United Kingdom)[2]	124,022	733,377
Avon Technologies PLC (United Kingdom)	21,790	539,734
Clarkson PLC (United Kingdom)	13,236	756,719
Delta Plus Group (France)[2]	6,209	356,557
DMG Mori Co., Ltd. (Japan)	34,200	677,247
Hosokawa Micron Corp. (Japan)	10,650	462,161
Howden Joinery Group PLC (United Kingdom)	52,585	685,213
Inabata & Co., Ltd. (Japan)	28,100	783,857
Japan Elevator Service Holdings Co., Ltd. (Japan)	49,500	514,420
Krones AG (Germany)	3,487	545,984
MISUMI Group, Inc. (Japan)	42,300	851,654
NFI Group, Inc. (Canada)*	50,569	632,089
Nippon Parking Development Co., Ltd. (Japan)	421,675	774,990
Richelieu Hardware, Ltd. (Canada)	18,950	604,877
Sanki Engineering Co., Ltd. (Japan)	17,600	886,712
Senshu Electric Co., Ltd. (Japan)	30,640	1,262,509
Shin Maint Holdings Co., Ltd. (Japan)	75,800	615,097
Takuma Co., Ltd. (Japan)	41,900	817,037
Volution Group PLC (United Kingdom)	68,195	654,349

Total Industrials		13,896,149
Information Technology - 15.5%
Ai Holdings Corp. (Japan)	33,050	618,067
Argo Graphics, Inc. (Japan)	70,800	726,451
Broadleaf Co., Ltd. (Japan)	150,200	691,694
Digital Hearts Holdings Co., Ltd. (Japan)	55,075	316,057
Digital Information Technologies Corp. (Japan)	101,492	685,104
Incap Oyj (Finland)*	41,294	503,830
Ituran Location and Control, Ltd. (Israel)	15,471	742,608
Kaga Electronics Co., Ltd. (Japan)	23,200	646,593
Kitron A.S.A. (Norway)	73,209	818,926
NE, Inc. (Japan)*	89,608	391,334
Tsuzuki Denki Co., Ltd. (Japan)	32,600	872,698
ULS Group, Inc. (Japan)	165,900	592,559

Total Information Technology		7,605,921
Materials - 7.2%
Corticeira Amorim SGPS, S.A. (Portugal)[2]	50,773	410,165
Elopak A.S.A. (Norway)	183,151	1,034,381
Marshalls PLC (United Kingdom)	119,720	290,090
NOF Corp. (Japan)	31,900	640,188
Robertet, S.A. (France)	581	599,721

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 7.2% (continued)
Vidrala, S.A. (Spain)	5,902	$570,830

Total Materials		3,545,375
Real Estate - 1.9%
Far East Consortium International, Ltd. (Hong Kong)*	3,031,214	348,430
Safestore Holdings PLC, REIT (United Kingdom)	53,259	569,172

Total Real Estate		917,602

Total Common Stocks (Cost $38,392,854)		46,623,982

Principal Amount
Short-Term Investments - 4.8%
Joint Repurchase Agreements - 1.0%[3]
Citadel Securities LLC, dated 02/27/26, due 03/02/26, 3.740% total to be received $461,144 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 07/31/26 - 11/15/55, totaling $470,414)	$461,000	461,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 02/27/26, due 03/02/26, 3.660% total to be received $30,825 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 07/15/26 - 11/15/50, totaling $31,432)	$30,816	$30,816

Total Joint Repurchase Agreements		491,816
Repurchase Agreements - 3.8%
Fixed Income Clearing Corp., dated 02/27/26, due 03/02/26, 3.350% total to be received $1,844,515 (collateralized by a U.S. Treasury Note, 4.625%, 02/15/35, totaling $1,880,944)	1,844,000	1,844,000

Total Short-Term Investments (Cost $2,335,816)		2,335,816
Total Investments - 100.0% (Cost $40,728,670)		48,959,798
Other Assets, less Liabilities - 0.0%#		17,779
Net Assets - 100.0%		$48,977,577

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the value of these securities amounted to $735,252 or 1.5% of net assets.
[2]	Some of these securities, amounting to $1,052,383 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$3,529,172	$10,366,977	—	$13,896,149
Information Technology	1,133,942	6,471,979	—	7,605,921
Consumer Discretionary	884,988	6,148,126	—	7,033,114
Financials	1,570,916	4,729,731	—	6,300,647
Materials	1,324,471	2,220,904	—	3,545,375
Consumer Staples	2,383,860	478,539	—	2,862,399
Health Care	—	2,784,619	—	2,784,619
Communication Services	—	1,678,156	—	1,678,156
Real Estate	569,172	348,430	—	917,602
Short-Term Investments
Joint Repurchase Agreements	—	491,816	—	491,816
Repurchase Agreements	—	1,844,000	—	1,844,000
Total Investments in Securities	$11,396,521	$37,563,277	—	$48,959,798

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 28, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at February 28, 2026, was as follows:
Country	% of Long-Term Investments
Australia	1.0
Canada	4.2
Finland	1.1
France	3.3
Germany	1.2
Greece	2.1
Hong Kong	0.7
Ireland	1.8
Israel	9.0
Italy	1.2
Japan	41.4
Luxembourg	1.1
Country	% of Long-Term Investments
Mexico	3.7
Norway	4.0
Portugal	0.9
Singapore	2.7
Spain	1.2
Sweden	1.4
Switzerland	1.3
United Kingdom	14.8
United States	1.9
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,052,383	$491,816	$623,187	$1,115,003
The following table summarizes the securities received as collateral for securities lending at February 28, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/26-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.